Gains or losses on financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains (losses) on financial instruments [abstract]
Gains or losses on financial assets and liabilities held for trading, net	[1]	R$ 1,174,111	R$ 3,166,399	R$ (19,936,801)
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net	[2]	30,694	82,638	46,859
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net		(122,115)	(115,202)	(120,523)
Financial assets - available-for-sale
Debt instruments		(156,802)	(108,318)	385,605
Equity instruments		34,687	(6,884)	(506,128)
Gains or losses from hedge accounting, net		(113,600)	(117,679)	7,606
Total		R$ 969,090	R$ 3,016,156	R$ (20,002,859)

[1]	Includes the fiscal hedge of the Bank's interest in Cayman, which is a non-autonomous subsidiary (note 25).
[2]	Includes the net gain arising from transactions involving debt securities, equity instruments and derivatives included in this portfolio, since the Bank manages its risk in these instruments on a global basis.